Material accounting policies (Details)							12 Months Ended
	Aug. 29, 2023 EUR (€) shares	Jul. 14, 2023 EUR (€) shares	Apr. 17, 2023 USD ($)	Mar. 30, 2023 EUR (€) € / shares shares	Mar. 29, 2023 USD ($)	Mar. 23, 2023 USD ($) $ / shares	Dec. 31, 2023 EUR (€) M Y segment shares	Apr. 17, 2023 EUR (€) shares	Apr. 17, 2023 USD ($) shares	Mar. 29, 2023 EUR (€) shares	Mar. 29, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Sep. 30, 2022 EUR (€) shares	Jun. 08, 2022 EUR (€) shares	Dec. 31, 2021 shares	Feb. 22, 2021 EUR (€) shares
Significant accounting policies
Useful life measured as period of time, property, plant and equipment							14 years
Shelf registration statement filed amount										€ 2,500,000
Maximum aggregate offering price | $									$ 50,000,000		$ 50,000,000
Gross proceeds			$ 3,000,000.0	€ 13,350,000	$ 2,800,000	$ 15,000,000
Number of new shares issued | shares	10,000	2,000		2,047,544				375,000	375,000	393,162	393,162		10,000	38,920		25,000
Share price | (per share)				€ 6.52		$ 7.10
Aggregate capital increase	€ 52,000,000	€ 10,000,000						€ 2,700,000		€ 2,500,000		€ 50,000	€ 119,000,000	€ 7,000		€ 129,000,000
Exercise of subscription rights | shares	10,000	2,000
Registered capital amounts							€ 4,926,000					€ 4,440,000
Number of shares (share capital) | shares							28,673,985					25,846,279			25,772,359
Amendments to IAS 12 Income taxes
Significant accounting policies
Consolidated revenue							€ 750,000,000
Private Placements
Significant accounting policies
Gross proceeds				€ 13,350,000
Consolidated entity
Significant accounting policies
Useful life IT equipment in years | Y							3
Useful life furniture and office equipment min in years							5
Useful life furniture and office equipment max in years							15
Useful life laboratory equipment in years							15
Useful life leasehold improvements in years							10
Classification boundary current non current financial liability in months							12
Maturity short term deposits in months | M							3
Short term lease recognition in months							12
Low value lease recognition							€ 5,000,000
Period volume discount in months							12
Fixed repayment part research phase							30.00%
Variable repayment part research phase minimum							0.224%
Variable repayment part research phase maximum							0.45%
Number of Reportable Segments | segment							1